Finance income	12 Months Ended
Dec. 31, 2025
Finance income
Finance income

10.Finance income

	2025	2024(a)	2023(a)
	$’m	$’m	$’m

Interest income - bank deposits	35.9	12.4	18.3
Net foreign exchange gain arising from derivative instruments - unrealized	10.4	8.2	—
Fair value gain on embedded options	18.8	6.7	—
Fair value gain on interest rate caps	—	0.2	0.2
Net foreign exchange gain arising from financing - unrealized	154.0	—	—
	219.1	27.5	18.5

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.